Property, Plant and Equipment, Net - Summary of Reconciliation of Carrying Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 32,055
Ending balance	28,535	$ 32,055
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,017	34,323
Additions	1,114	2,863
Disposals	(178)	(150)
Effect of movements in exchange rates	847	(19)
Ending balance	38,800	37,017
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,962)	(2,283)
Additions	(4,679)	(2,711)
Disposals	116	39
Effect of movements in exchange rates	(740)	(7)
Ending balance	(10,265)	(4,962)
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,874
Ending balance	17,943	18,874
Land and Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,180	20,002
Additions	228	276
Disposals		(94)
Effect of movements in exchange rates	469	(4)
Ending balance	20,877	20,180
Land and Buildings | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,306)	(106)
Additions	(1,478)	(1,202)
Disposals		4
Effect of movements in exchange rates	(150)	(2)
Ending balance	(2,934)	(1,306)
Computer and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	315
Ending balance	187	315
Computer and Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	531	420
Additions	25	123
Disposals	(11)	(10)
Effect of movements in exchange rates	(7)	(2)
Ending balance	538	531
Computer and Office Equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(216)	(147)
Additions	(147)	(79)
Disposals	11	10
Effect of movements in exchange rates	1
Ending balance	(351)	(216)
Motor Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	191
Ending balance	145	191
Motor Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	341	315
Additions		26
Disposals	(13)
Effect of movements in exchange rates	3
Ending balance	331	341
Motor Vehicles | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(150)	(109)
Additions	(50)	(41)
Disposals	14
Ending balance	(186)	(150)
Plant and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,675
Ending balance	10,260	12,675
Plant and Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,965	13,586
Additions	861	2,438
Disposals	(154)	(46)
Effect of movements in exchange rates	382	(13)
Ending balance	17,054	15,965
Plant and Machinery | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,290)	(1,921)
Additions	(3,004)	(1,389)
Disposals	91	25
Effect of movements in exchange rates	(591)	(5)
Ending balance	$ (6,794)	$ (3,290)